SHARE CAPITAL - ROLLFORWARD OF COMMON SHARES (Details) - Common shares - shares shares in Millions	3 Months Ended	9 Months Ended
	Dec. 31, 2016	Sep. 30, 2017	Sep. 30, 2016
Reconciliation of number of shares outstanding [abstract]
Outstanding, beginning of the period	450.7	453.8	393.4
Equity issuance		6.9	44.7
Issuance of flow-through common shares		3.4	12.0
Issuance of shares for share-based compensation		0.8	0.6
Outstanding, end of period	453.8	464.9	450.7